Geographical Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 18 — GEOGRAPHICAL INFORMATION

Revenues are attributed to geographic areas:

	Year ended December 31,
	2023	2022	2021
	USD in thousands

America	3,863	5,422	6,402
Europe	6,145	437	107
	10,008	5,859	6,509